Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Health Care — 25.4%
598	AbbVie, Inc.	$ 80,258
146	ABIOMED, Inc.*	35,866
1,490	Alnylam Pharmaceuticals, Inc.*	298,238
1,447	Avantor, Inc.*	28,361
3,776	Baxter International, Inc.	203,375
1,784	Becton Dickinson & Co.	397,529
2,332	Biogen, Inc.*	622,644
595	Bristol-Myers Squibb Co.	42,299
2,073	Eli Lilly & Co.	670,305
5,770	Gilead Sciences, Inc.	355,951
1,226	Horizon Therapeutics PLC*	75,877
281	Humana, Inc.	136,338
823	Johnson & Johnson	134,445
6,829	Merck & Co., Inc.	588,114
2,044	Moderna, Inc.*	241,703
631	Neurocrine Biosciences, Inc.*	67,019
14,790	Pfizer, Inc.	647,210
1,722	Quest Diagnostics, Inc.	211,272
297	Regeneron Pharmaceuticals, Inc.*	204,594
430	Repligen Corp.*	80,457
293	Sarepta Therapeutics, Inc.*	32,388
1,291	United Therapeutics Corp.*	270,310
138	Vertex Pharmaceuticals, Inc.*	39,957
9,046	Viatris, Inc.	77,072
		5,541,582
	Consumer Staples — 24.4%
813	Campbell Soup Co.	38,309
4,708	Church & Dwight Co., Inc.	336,340
4,775	Clorox Co. (The)	613,062
16,075	Conagra Brands, Inc.	524,527
9,359	General Mills, Inc.	716,993
13,717	Hormel Foods Corp.	623,301
4,869	J M Smucker Co. (The)	669,049
9,931	Kellogg Co.	691,793
2,483	Keurig Dr Pepper, Inc.	88,941
3,383	Kimberly-Clark Corp.	380,723
1,892	Kraft Heinz Co. (The)	63,098
13,188	Kroger Co. (The)	576,975
		5,323,111
	Information Technology — 9.8%
966	Akamai Technologies, Inc.*	77,589
4,113	Amdocs Ltd.	326,778
300	Enphase Energy, Inc.*	83,241
723	EPAM Systems, Inc.*	261,863
789	First Solar, Inc.*	104,361
24,245	Hewlett Packard Enterprise Co.	290,455
205	International Business Machines Corp.	24,356
29,797	NortonLifeLock, Inc.	600,112
1,049	SolarEdge Technologies, Inc.*	242,802
1,598	Zoom Video Communications, Inc. - Class A*	117,597
		2,129,154
	Communication Services — 8.7%
3,338	AT&T, Inc.	51,205
4,126	Electronic Arts, Inc.	477,420
42,121	Lumen Technologies, Inc.	306,641
15,202	Paramount Global - Class B	289,446
1,131	ROBLOX Corp.*	40,535
17,217	Snap, Inc. - Class A*	169,071
738	Spotify Technology SA*	63,689
Shares		Market Value

	Communication Services — (Continued)
1,971	Take-Two Interactive Software, Inc.*	$ 214,839
7,443	Verizon Communications, Inc.	282,611
		1,895,457
	Consumer Discretionary — 8.0%
1,227	Burlington Stores, Inc.*	137,289
3,139	Dollar Tree, Inc.*	427,218
562	Domino's Pizza, Inc.	174,332
1,731	Expedia Group, Inc.*	162,177
3,400	Las Vegas Sands Corp.*	127,568
16,090	Lucid Group, Inc.*†	224,777
10,480	Yum China Holdings, Inc. (China)	496,019
		1,749,380
	Energy — 7.0%
2,320	Antero Resources Corp.*	70,830
8,527	Baker Hughes Co.	178,726
3,125	Diamondback Energy, Inc.	376,437
1,817	EOG Resources, Inc.	203,013
733	EQT Corp.	29,870
3,396	Occidental Petroleum Corp.	208,684
499	Pioneer Natural Resources	108,048
2,087	Range Resources Corp.	52,718
7,885	Schlumberger NV	283,072
3,886	Southwestern Energy Co.*	23,782
		1,535,180
	Utilities — 5.5%
6,600	Consolidated Edison, Inc.	566,016
1,111	Edison International	62,860
2,049	Eversource Energy	159,740
32,992	PG&E Corp.*	412,400
		1,201,016
	Materials — 3.8%
350	CF Industries Holdings, Inc.	33,688
3,010	Mosaic Co. (The)	145,473
15,474	Newmont Corp.	650,372
		829,533
	Financials — 2.8%
1,074	Assurant, Inc.	156,020
2,865	Cboe Global Markets, Inc.	336,265
195	Credicorp Ltd. (Peru)	23,946
490	M&T Bank Corp.	86,397
		602,628
	Industrials — 2.5%
5,345	CH Robinson Worldwide, Inc.	514,777
1,795	ZIM Integrated Shipping Services Ltd. (Israel)†	42,183
		556,960
	Real Estate — 1.3%
1,190	Extra Space Storage, Inc. REIT	205,525
1,295	Welltower, Inc. REIT	83,294
		288,819
	Total Common Stocks	$21,652,820

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 1.9%
136,159	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	$ 136,159
271,143	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	271,143
	Total Short-Term Investment Funds	$407,302
	Total Investment Securities—101.1% (Cost $21,738,623)	$22,060,122
	Liabilities in Excess of Other Assets — (1.1%)	(234,507)
	Net Assets — 100.0%	$21,825,615
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $262,283.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,652,820	$—	$—	$21,652,820
Short-Term Investment Funds	407,302	—	—	407,302
Total	$22,060,122	$—	$—	$22,060,122
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Allocation Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 99.1%
	Equity Funds — 58.5%
671,662	Touchstone Anti-Benchmark® International Core Equity Fund	$ 4,788,953
199,987	Touchstone Growth Opportunities Fund	6,441,574
988,895	Touchstone International ESG Equity Fund	5,913,591
30,757	Touchstone Mid Cap Fund	1,219,813
298,889	Touchstone Sands Capital Emerging Markets Growth Fund	3,685,306
362,423	Touchstone Sands Capital Select Growth Fund	3,392,278
21,337	Touchstone Small Cap Value Fund	618,563
1,038,701	Touchstone Value Fund	9,743,020
		35,803,098
	Fixed Income Funds — 40.6%
630,996	Touchstone Active Bond Fund	5,691,585
142,964	Touchstone Ares Credit Opportunities Fund	1,263,802
448,813	Touchstone High Yield Fund	3,132,712
1,443,590	Touchstone Impact Bond Fund	12,790,205
219,258	Touchstone Ultra Short Duration Fixed Income Fund	1,973,323
		24,851,627
	Total Affiliated Mutual Funds	$60,654,725
	Short-Term Investment Fund — 1.0%
604,844	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	604,844
	Total Investment Securities—100.1% (Cost $70,894,009)	$61,259,569
	Liabilities in Excess of Other Assets — (0.1%)	(66,745)
	Net Assets — 100.0%	$61,192,824
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$60,654,725	$—	$—	$60,654,725
Short-Term Investment Fund	604,844	—	—	604,844
Total	$61,259,569	$—	$—	$61,259,569
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Japan — 17.7%
	Consumer Staples — 2.0%
17,400	Welcia Holdings Co. Ltd.	$ 367,183
	Health Care — 2.6%
17,100	M3, Inc.	477,463
	Industrials — 8.7%
33,300	MonotaRO Co. Ltd.	510,984
47,600	Nihon M&A Center Holdings, Inc.	544,408
18,900	Recruit Holdings Co. Ltd.	544,427
	Information Technology — 4.4%
2,450	Keyence Corp.	809,873
	Total Japan	3,254,338
	Netherlands — 9.9%
	Information Technology — 9.9%
638	Adyen NV, 144a*	795,689
2,476	ASML Holding NV	1,028,407
	Total Netherlands	1,824,096
	Switzerland — 8.5%
	Health Care — 3.2%
1,191	Lonza Group AG	579,887
	Industrials — 2.1%
1,944	VAT Group AG, 144a	394,495
	Materials — 3.2%
2,882	Sika AG	579,258
	Total Switzerland	1,553,640
	India — 8.3%
	Financials — 8.3%
8,272	Bajaj Finance Ltd.	739,087
13,575	HDFC Bank Ltd. ADR	793,052
	Total India	1,532,139
	China — 8.3%
	Communication Services — 2.6%
14,000	Tencent Holdings Ltd.	472,868
	Consumer Discretionary — 2.6%
46,000	ANTA Sports Products Ltd.	482,853
	Health Care — 3.1%
96,000	Wuxi Biologics Cayman, Inc., 144a*	571,473
	Total China	1,527,194
	Taiwan — 7.5%
	Communication Services — 2.2%
7,216	Sea Ltd. ADR*	404,457
	Information Technology — 5.3%
14,265	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	978,008
	Total Taiwan	1,382,465
	United States — 7.3%
	Consumer Discretionary — 2.7%
6,290	Aptiv PLC*	491,941
	Information Technology — 4.6%
4,063	Atlassian Corp. PLC - Class A*	855,627
	Total United States	1,347,568
	Brazil — 4.6%
	Consumer Discretionary — 3.8%
846	MercadoLibre, Inc.*	700,302
Shares		Market Value

	Brazil — (Continued)
	Information Technology — 0.8%
10,848	Pagseguro Digital Ltd. - Class A*	$ 143,519
	Total Brazil	843,821
	Sweden — 3.6%
	Information Technology — 3.6%
71,549	Hexagon AB - Class B	668,206
	Australia — 3.6%
	Health Care — 3.6%
3,644	CSL Ltd.	662,724
	France — 3.4%
	Health Care — 3.4%
2,016	Sartorius Stedim Biotech	618,381
	Denmark — 3.2%
	Health Care — 3.2%
1,846	Genmab A/S*	593,865
	Canada — 3.1%
	Information Technology — 3.1%
20,917	Shopify, Inc. - Class A*	563,504
	United Kingdom — 3.1%
	Consumer Discretionary — 3.1%
47,128	Entain PLC	563,484
	Hong Kong — 2.7%
	Financials — 2.7%
60,600	AIA Group Ltd.	504,550
	Germany — 1.6%
	Consumer Discretionary — 1.6%
14,680	Zalando SE, 144a*	286,744
	Total Common Stocks	$17,726,719
	Short-Term Investment Fund — 4.5%
825,767	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	825,767
	Total Investment Securities — 100.9% (Cost $25,736,852)	$18,552,486
	Liabilities in Excess of Other Assets — (0.9)%	(162,196)
	Net Assets — 100.0%	$18,390,290
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $2,048,401 or 11.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$3,254,338	$—	$3,254,338
Netherlands	1,028,407	795,689	—	1,824,096
Switzerland	—	1,553,640	—	1,553,640
India	793,052	739,087	—	1,532,139
China	—	1,527,194	—	1,527,194
Taiwan	1,382,465	—	—	1,382,465
United States	1,347,568	—	—	1,347,568
Brazil	843,821	—	—	843,821
Sweden	—	668,206	—	668,206
Australia	—	662,724	—	662,724
France	—	618,381	—	618,381
Denmark	—	593,865	—	593,865
Canada	563,504	—	—	563,504
United Kingdom	—	563,484	—	563,484
Hong Kong	—	504,550	—	504,550
Germany	—	286,744	—	286,744
Short-Term Investment Fund	825,767	—	—	825,767
Total	$6,784,584	$11,767,902	$—	$18,552,486
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.